OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income Loss
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 18 – OTHER COMPREHENSIVE INCOME (LOSS)

	2011	2010
Other comprehensive income (loss)
Unrealized holding gains (losses) arising during the year	$769	$(670)
Reclassification adjustment for gains realized in net income	(76)	(241)
Net gains relating to benefit liability	(51)	114
Tax effect	(218)	271
Net change in other comprehensive income (loss)	$424	$(526)

The components of accumulated other comprehensive income (loss), included in shareholders' equity are as follows:

	2011	2010

Net unrealized gain (loss) on securities available for sale	$560	$(134)
Net loss relating to benefit liability	(638)	(589)
Tax effect	25	246
Accumulated other comprehensive loss	$(53)	$(477)